Operating Leases - Summary of supplemental information related to leases and location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	¥ 85,934	¥ 82,055
Current operating lease liabilities	37,758	44,590	$ 5,318
Non-current operating lease liabilities	46,709	35,931	$ 6,579
Total operating lease liabilities	¥ 84,467	¥ 80,521
Weighted average remaining lease term (in years)	2 years 10 months 9 days	2 years 3 months 18 days	2 years 10 months 9 days
Weighted average discount rate	3.80%	4.60%	3.80%
Lease cost:
Operating fixed lease cost	¥ 13,218	¥ 16,289
Lease cost related to short-term leases not capitalized	9,243	8,869
Total lease cost	¥ 22,461	¥ 25,158